Commitments and Contingencies - Vessel’s Equipment Commitments (Table) (Details) - Construction of exhaust gas cleaning systems and ballast water treatment systems $ in Thousands	Dec. 31, 2018 USD ($)
Property Plant And Equipment [Line Items]
2019	$ 16,118
2020	8,699
Total	$ 24,817